Long-Term Debt (Schedule of Early Redemption Prices on 5.125% Senior Secured Notes) (Details) (Senior Secured Notes At 5.125 Due 2018 [Member], Senior Secured Notes [Member])	12 Months Ended
Dec. 31, 2013
Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument Redemption Price Percentage	102.563%
Debt Instrument, Redemption Period, Start Date	Aug. 15, 2015
Debt Instrument, Redemption Period, End Date	Aug. 14, 2016
Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument Redemption Price Percentage	101.281%
Debt Instrument, Redemption Period, Start Date	Aug. 15, 2016
Debt Instrument, Redemption Period, End Date	Aug. 14, 2017
Debt Instrument, Redemption, Period Five [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument Redemption Price Percentage	100.00%
Debt Instrument, Redemption Period, Start Date	Aug. 15, 2017
Debt Instrument, Redemption Period, End Date	Aug. 15, 2018